Share capital and share premium account	12 Months Ended
Dec. 31, 2017
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Share capital and share premium account

33. Share capital and share premium account

	Ordinary Shares of 25p each		Share premium
	Number	£m	£m
Share capital authorised
At 31 December 2015	10,000,000,000	2,500
At 31 December 2016	10,000,000,000	2,500
At 31 December 2017	10,000,000,000	2,500

Share capital issued and fully paid
At 1 January 2015	5,355,297,232	1,339	2,759
Issued under employee share schemes	6,010,415	1	72

At 31 December 2015	5,361,307,647	1,340	2,831
Issued under employee share schemes	7,008,415	2	87
Ordinary shares acquired by ESOP Trusts	—	—	36

At 31 December 2016	5,368,316,062	1,342	2,954
Issued under employee share schemes	4,237,758	1	55
Ordinary shares acquired by ESOP Trusts	—	—	10

At 31 December 2017	5,372,553,820	1,343	3,019

	31 December 2017	31 December 2016
	000	000
Number of shares issuable under employee share schemes	38,647	71,382

Number of unissued shares not under option	4,588,799	4,560,302

At 31 December 2017, of the issued share capital, 66,696,677 shares were held in the ESOP Trusts, 414,605,950 shares were held as Treasury shares and 4,891,251,193 shares were in free issue. All issued shares are fully paid. The nominal, carrying and market values of the shares held in the ESOP Trusts are disclosed in Note 43, ‘Employee share schemes’.